Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 1,288	€ 1,272	€ 1,229
Guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	4,298	3,936	3,815
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,130	1,067	1,007
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 3,168	€ 2,869	€ 2,808